Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 17,077	$ 9,871	$ 8,243
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	659	454	379
Write-down of obsolete inventory	1,926	873	768
Liability for employees' severance benefits, net	174	23	(42)
Discount of marketable securities	729	579	462
Share-based compensation expense	668	544	437
Deferred taxes	(552)	22	86
Capital (gain) loss	1		(6)
Changes in assets and liabilities:
Accounts receivable - trade	(2,322)	(3,741)	(1,780)
Accounts receivable - other	(114)	(537)	(717)
Accounts receivable - Related parties	(139)	(37)	(71)
Inventories	(15,909)	(4,495)	(3,801)
Trade accounts payable	(1,474)	3,828	250
Other accounts payable and accrued expenses	1,220	1,436	508
Accounts payable - Related parties	(26)	69	(25)
Net cash provided by operating activities	1,918	8,889	4,691
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net	(473)	2,483	4,199
Purchases of property, plant and equipment	(822)	(798)	(486)
Investment in intangible assets	(100)
Proceeds from maturity of marketable securities	12,500	8,955	9,531
Purchases of marketable securities	(11,384)	(17,992)	(13,071)
Net cash provided by (used in) investing activities	(279)	(7,352)	173
Cash flows from financing activities
Exercise of options	1,893	277	164
Dividend	(3,913)
Net cash provided by (used in) financing activities	(2,020)	277	164
Effect of exchange rate changes on cash balances held	72	9	(202)
Increase (decrease) in cash and cash equivalents	(309)	1,823	4,826
Cash and cash equivalents at beginning of year	13,306	11,483	6,657
Cash and cash equivalents at end of year	12,997	13,306	11,483
Supplementary cash flow information Non-cash transactions:
Investments in PPE and Intangible assets	207	9	80
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 2,154	$ 635	$ 623